Derivative instruments - Secured Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 8,703	$ 7,737
Securities lending	1,615	1,801
Total borrowings	10,318	9,538
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	7,003	6,845
Securities lending	1,615	1,801
Total borrowings	8,618	8,646
Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	400	42
Securities lending	0	0
Total borrowings	400	42
30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,300	850
Securities lending	0	0
Total borrowings	1,300	850
U.S. Treasury
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,492	2,226
U.S. Treasury | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,488	2,226
U.S. Treasury | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	4	0
U.S. Treasury | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
U.S. government agencies
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	406	366
Securities lending	39	35
U.S. government agencies | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	396	319
Securities lending	39	35
U.S. government agencies | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	10	42
Securities lending	0	0
U.S. government agencies | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	5
Securities lending	0	0
Agency RMBS
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,680	3,158
Agency RMBS | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,294	3,158
Agency RMBS | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	386	0
Agency RMBS | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Corporate bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	998	1,037
Corporate bonds | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	304	372
Corporate bonds | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Corporate bonds | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	694	665
Other debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	709	255
Securities lending	477	254
Other debt securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	146	106
Securities lending	477	254
Other debt securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities lending	0	0
Other debt securities | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	563	149
Securities lending	0	0
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	418	695
Securities lending	1,099	1,512
Equity securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	375	664
Securities lending	1,099	1,512
Equity securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities lending	0	0
Equity securities | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	43	31
Securities lending	$ 0	$ 0